Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income	$ 10,412		$ 1,300	$ 23,500	$ 15,047		$ 1,700	$ (13,800)	[1]	$ (3,700)	$ (9,900)	$ (19,000)	[2]	$ 91,248		$ 16,715		$ 41,496	$ (46,363)	$ (33,297)
Defined benefit pension plans
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425	[3]			2,000	[3]								2,834	[3]	4,067	[3]	(384)	(80,650)	(3,293)
Comprehensive income (loss)	$ 11,837				$ 17,047									$ 94,082		$ 20,782		$ 41,112	$ (127,013)	$ (36,590)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.